MORTGAGE NOTE RECEIVABLE	6 Months Ended
Dec. 31, 2024
Receivables [Abstract]
MORTGAGE NOTE RECEIVABLE

6. MORTGAGE NOTE RECEIVABLE

As of December 31, 2024 and June 30, 2024, the balance of Mortgage Note Receivable was $499,933 and -0-, respectively. The company currently holds three Mortgage Receivable Notes issued in connection with developer-financed Villas at Chial Mountain Reserve. The Notes are recorded at amortized cost, with interest income recognized using the effective rate method.

Terms of the Notes:

Principal Amounts: $499,933

Interest rates: 7% per annum

Payment Terms: 10 Years. The Notes require monthly payments of principal and interest, commencing on the purchase date and continuing until the balance is fully paid.

Collateral: Title remains with the Company does not pass to buyers until the Note is full paid.

Prepayment: Borrower may prepay the outstanding balance in whole or in part without penalty. Prepayments are applied first to accrued interest and then to the principal balance.

Accounting Treatment

●	Initial Recognition and Measurement: The Note is initially recognized at its fair value, with subsequent measurement performed at amortized cost using the effective interest rate method.

●	Interest Income: Interest is accrued and recognized in the income statement over the term of the Note in accordance with the effective interest rate.

●	Credit Losses: There is no credit losses or allowance since title remain with the company until the Notes are paid in full.